Filed with the U.S. Securities and Exchange Commission on December 16, 2016

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 744	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 746	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 16, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 721 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 6, 2016, and pursuant to Rule 485(a)(2) would have become effective on July 20, 2016.

Post-Effective Amendment No. 731 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 19, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 734 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 19, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 737 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 18, 2016, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 738 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 17, 2016, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 741 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2016, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 744 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2017, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 744 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 744 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 744 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 16th day of December, 2016.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 744 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	December 16, 2016
Gail S. Duree

George J. Rebhan*	Trustee	December 16, 2016
George J. Rebhan

George T. Wofford*	Trustee	December 16, 2016
George T. Wofford

Raymond B. Woolson*	Trustee	December 16, 2016
Raymond B. Woolson

Joe D. Redwine*	Trustee, Chairman and	December 16, 2016
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	December 16, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	December 16, 2016
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney